Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rate for Operating Leases (Details)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term (years) for our facility and equipment leases	2 years 2 months 23 days	2 years 8 months 12 days
Weighted average discount rate for our facility and equipment leases	8.00%	8.00%